Borrowings and debentures (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	R$ 43,553	R$ 50,954
Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent		2,082
Twenty Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	1,617	2,098
Twenty Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	7,581	8,495
Twenty Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	2,184	2,139
Twenty Thirty [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	8,524	9,565
Twenty Thirty One [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	4,897	5,490
Twenty Thirty Two [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	99	100
Twenty Thirty Three [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	5,493	6,184
Twenty Thirty Four [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	4,668	5,256
Twenty Thirty Seven And Thereafter [Member]
IfrsStatementLineItems [Line Items]
Borrowings, noncurrent	R$ 8,490	R$ 9,545